Up North Business Combination / Bitworks Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Up North Business Combination Bitworks Asset Acquisition Abstract
Schedule of identified assets acquired and liabilities assumed relating to the Acquisition
(In thousands of dollars)	UNH Acquisition Fair Value	Bitworks Equipment Fair Value	Aggregate Fair Value
Cash	$87	$-	$87
Accounts receivable	67	-	67
Prepaid assets and other current assets	1	-	1
Property and equipment	1,098	694	1,792
Property tax abatement intangible	90	-	90
Other assets	34	-	34
Accounts payable	(90)	-	(90)
Accrued liabilities	(54)	-	(54)
Fair value allocated to net assets / (liabilities)	$1,233	$694	$1,927
Fair value of transaction consideration	$706	$694	$1,400
Fair value of equity method investment exchanged	631	-	631
Effective settlement of intercompany transactions	(104)	-	(104)
Fair value of purchase consideration	$1,233	$694	$1,927